Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Outstanding Interest Rate Derivatives
As of December 31, 2023, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for benchmark rate	Notional amount as of December 31, 2023	Maximum notional amount(1)	Effective date	Ending date
1.4340%	$80.0	$80.0	September 27, 2019	May 14, 2024
1.5580%	80.0	80.0	November 14, 2019	May 15, 2024
5.4200%	216.8	216.8	September 6, 2007	May 31, 2024
1.4900%	21.8	21.8	February 4, 2020	December 30, 2025
0.6350%	76.0	76.0	January 21, 2021	October 14, 2026
0.4590%	76.0	76.0	February 4, 2021	October 14, 2026
1.7574%	500.0	500.0	January 31, 2022	February 2, 2032
2.3875%	200.0	200.0	July 20, 2022	July 20, 2032
2.67%/5.50%(2)	250.0	250.0	September 1, 2023	September 1, 2026
(1)Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amount over the remaining term of the swap.
(2)$250,000,000 notional amount transaction on daily SOFR with a cap of 5.5% and a floor strike of 2.67%

Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings
The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2023	2022	2021
(Gain) Loss recognized in net earnings:
Gain on interest rate swaps (1)	$(16.7)	$(120.6)	$(14.0)
Gain on derivative put instrument	—	—	(0.1)
Loss (Gain) on contingent consideration asset	2.2	(0.9)	5.1
Loss reclassified from AOCL to net earnings(2)
Interest expense	—	—	0.2
Depreciation and amortization	1.0	1.0	1.0
(1)For the years ended December 31, 2023, 2022 and 2021, cash flows related to actual settlement of interest rate swaps were $34,386,000, $12,722,000 and $26,758,000 respectively. These are included in investing activities on the consolidated statements of cash flows.
(2)The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive loss until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive loss are recognized in earnings when and where the previously hedged interest is recognized in earnings.